As filed with the Securities and Exchange Commission on September 29, 2005

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07959

Advisors Series Trust
(Exact name of registrant as specified in charter)

615 E. Michigan St.
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Eric M. Banhazl
Advisors Series Trust
2020 East Financial Way, Suite 100
Glendora, CA 91741
(Name and address of agent for service)

(414) 765-5340
Registrant's telephone number, including area code

Date of fiscal year end: October 31, 2005

Date of reporting period: July 31, 2005

Item 1. Schedule of Investments.

PIC Small Cap Growth Fund

SCHEDULE OF INVESTMENTS at July 31, 2005 (Unaudited)

Shares		Value
COMMON STOCKS: 98.0%

Aerospace & Defense: 3.0%
50,894	Argon St, Inc.*	$1,769,075
79,412	Flir Systems, Inc.*	2,611,861
65,150	Hexcel Corp.*	1,125,792
		5,506,728

Air Freight & Couriers: 1.1%
28,550	UTI Worldwide, Inc.#	2,037,328

Banks: 3.1%
37,700	Texas Capital Bancshares, Inc.*	890,474
73,564	UCBH Holdings, Inc.	1,344,014
30,900	Westcorp, Inc.	1,790,655
31,522	Wintrust Financial Corp.	1,690,525
		5,715,668

Biotechnology: 1.2%
94,050	Protein Design Labs, Inc.*	2,143,400

Chemicals: 1.1%
8,900	Minerals Technologies, Inc.	553,936
49,800	Symyx Technologies, Inc.*	1,496,490
		2,050,426

Commercial Services & Supplies: 6.9%
36,267	Anteon International Corp.*	1,702,736
35,400	CACI International, Inc. - Class A*	2,328,966
25,350	CRA International, Inc.*	1,348,620
42,252	CoStar Group, Inc.*	2,006,970
97,800	Navigant Consulting, Inc.*	1,956,000
61,608	Resources Connection, Inc.*	1,848,240
43,800	SRA International, Inc. - Class A*	1,629,360
		12,820,892

Communications Equipment: 3.4%
48,300	Avocent Corp.*	1,683,738
34,300	F5 Networks, Inc.*	1,446,774
57,300	Packeteer, Inc.*	693,903
61,600	SiRF Technology Holdings, Inc.*	1,345,960
51,500	ViaSat, Inc.*	1,150,510
		6,320,885

Computer Storage & Peripherals: 0.7%
32,600	Avid Technology, Inc.*	1,341,490

Construction & Engineering: 1.6%
105,300	Chicago Bridge & Iron Co. - ADR	2,943,135

PIC Small Cap Growth Fund

SCHEDULE OF INVESTMENTS at July 31, 2005 (Unaudited)

Shares	Value
Construction Materials: 2.5%
71,900	Headwaters, Inc.*	$3,073,725
21,600	Texas Industries, Inc.	1,590,408
		4,664,133

Diversified Consumer Services: 1.9%
42,034	Education Management Corp.*	1,460,681
12,700	Strayer Education, Inc.	1,250,061
24,500	Universal Technical Institute, Inc.*	793,800
		3,504,542

Diversified Financial Services: 2.8%
51,300	Alliance Data Systems Corp.*	2,183,841
57,200	Euronet Worldwide, Inc.*	1,682,538
35,300	iPayment Holdings, Inc.*	1,366,463
		5,232,842

Diversified Financials: 1.1%
22,200	National Financial Partners Corp.	1,004,550
71,200	Primus Guaranty Ltd.*#	967,608
		1,972,158

Diversified Telecommunications: 0.1%
8,100	NeuStar, Inc.- Class A*	226,800

Electrical Equipment: 1.2%
29,600	Energy Conversion Devices, Inc.*	739,704
18,900	Roper Industries, Inc.	1,450,575
		2,190,279

Electronic Equipment & Instruments: 2.9%
21,200	Benchmark Electronics, Inc.*	678,400
18,578	DTS, Inc.*	350,752
44,400	Faro Technologies, Inc.*	1,051,392
27,100	Itron, Inc.*	1,312,995
50,550	Trimble Navigation, Ltd.*	1,969,428
		5,362,967

Energy Equipment & Services: 3.5%
147,100	KFX, Inc.*	2,540,417
39,700	Unit Corp.*	1,885,750
62,900	W-H Energy Services, Inc.*	1,975,060
		6,401,227

Food & Drug Retailing: 1.3%
73,150	United Natural Foods, Inc.*	2,466,618

PIC Small Cap Growth Fund

SCHEDULE OF INVESTMENTS at July 31, 2005 (Unaudited)

Shares	Value
Health Care Equipment & Supplies: 6.1%
31,400	ArthroCare Corp.*	$1,148,298
58,000	Ev3, Inc.*	1,125,200
59,013	Immucor, Inc.*	1,621,087
25,000	IntraLase Corp.*	521,250
28,000	Intuitive Surgical, Inc.*	1,943,200
49,800	Iris International, Inc.*	797,298
23,000	Neurometrix, Inc.*	544,870
26,100	Syneron Medical Ltd.*#	1,006,155
62,200	Ventana Medical Systems, Inc.*	2,672,112
		11,379,470

Health Care Providers & Services: 9.0%
35,507	America Service Group, Inc.*	766,241
25,000	American Healthways, Inc.*	1,114,250
61,400	Amerigroup Corp.*	2,127,510
29,600	Centene Corp.*	867,280
70,600	HealthExtras, Inc.*	1,404,234
25,000	Matria Healthcare, Inc.*	883,500
19,300	Pediatrix Medical Group, Inc.*	1,513,506
20,300	Psychiatric Solutions, Inc.*	978,054
35,100	Radiation Therapy Services, Inc.*	916,461
25,800	Sierra Health Services, Inc.*	1,739,952
48,748	United Surgical Partners International, Inc.*	1,755,416
71,246	VCA Antech, Inc.*	1,691,380
23,300	WellCare Health Plans, Inc.*	892,856
		16,650,640

Hotels, Restaurants & Leisure: 6.8%
64,500	Gaylord Entertainment Co.*	3,092,130
43,800	Life Time Fitness, Inc.*	1,471,680
24,200	Penn National Gaming, Inc.*	865,150
56,110	Rare Hospitality International, Inc.*	1,748,388
27,500	Red Robin Gourmet Burgers, Inc.*	1,651,100
29,100	Shuffle Master, Inc.*	780,753
25,800	Texas Roadhouse, Inc. - Class A*	970,596
59,000	WMS Industries, Inc.*	1,922,810
		12,502,607

Household Durables: 0.5%
10,600	Meritage Homes Corp.*	985,270

Insurance: 0.4%
37,611	National Interstate Corp.*	747,331

Internet Catalog Retail: 0.3%
29,700	GSI Commerce, Inc.*	555,687

PIC Small Cap Growth Fund

SCHEDULE OF INVESTMENTS at July 31, 2005 (Unaudited)

Shares	Value
Internet Software & Services: 3.9%
33,250	Ctrip.com International Ltd. - ADR	$1,842,216
35,700	Digital Insight Corp.*	874,650
66,600	Equinix, Inc. *	2,955,042
95,550	Marchex, Inc. - Class B*	1,569,887
		7,241,795

Leisure Equipment & Products: 1.3%
41,800	MarineMax, Inc.*	1,390,268
28,100	SCP Pool Corp.	1,023,964
		2,414,232

Machinery: 1.4%
14,800	A.S.V., Inc.*	709,660
23,450	Bucyrus International, Inc.	999,439
19,450	Joy Global, Inc.	798,811
		2,507,910

Media: 0.7%
133,400	Lions Gate Entertainment Corp.*#	1,367,350

Oil & Gas: 4.1%
17,100	Alon USA Energy Corp.*	303,525
40,900	Carrizo Oil & Gas, Inc.*	822,090
27,600	Denbury Resources, Inc.*	1,291,680
42,100	Foundation Coal Holdings, Inc.	1,399,825
19,400	Plains Exploration & Production Co.*	747,870
35,700	Southwestern Energy Co.*	1,967,427
39,700	Toreador Resources Corp.*	1,152,491
33,900	Western Wireless Corp. - Class A*	1,514,313
		9,199,221

Personal Products: 0.9%
35,900	Chattem, Inc.*	1,635,604

Pharmaceuticals: 1.0%
56,700	Aspreva Pharmaceuticals Corp.*#	881,968
41,502	Medicines Co.*	905,989
		1,787,957

Semiconductor Equipment: 2.5%
25,521	Cymer, Inc.*	885,579
39,100	Genesis Microchip, Inc.*	971,244
47,900	O2Micro International Ltd.*#	821,964
56,100	Tessera Technologies, Inc.*	1,970,232
		4,649,019

PIC Small Cap Growth Fund

SCHEDULE OF INVESTMENTS at July 31, 2005 (Unaudited)

Shares	Value
Semiconductors: 2.5%
89,800	Cypress Semiconductor Corp.*	$1,289,528
78,000	Integrated Circuit Systems, Inc.*	1,706,640
75,000	Microsemi Corp.*	1,601,250
		4,597,418

Software: 5.9%
36,174	FileNet Corp.*	1,022,639
52,400	Macromedia, Inc.*	2,103,860
24,600	Micros Systems, Inc.*	1,056,570
61,200	Motive, Inc.*	439,416
58,900	Sonic Solutions*	1,130,880
46,100	SS&C Technologies, Inc.	1,678,962
56,500	THQ, Inc.*	1,976,370
84,700	Wind River Systems, Inc.*	1,447,523
		10,856,220

Specialty Retail: 5.5%
86,730	Aaron Rents, Inc.	2,128,354
49,450	Aeropostale, Inc.*	1,476,083
51,100	GameStop Corp.*	1,755,285
25,000	Guitar Center, Inc.*	1,614,875
15,000	Hibbett Sporting Goods, Inc.*	600,450
55,900	Hot Topic, Inc.*	952,536
28,300	Tractor Supply Co.*	1,591,026
		10,118,609

Textiles, Apparel & Luxury Goods: 0.7%
81,792	Quicksilver, Inc.*	1,373,288

Thrifts & Mortgage Finance: 0.5%
32,686	BankUnited Financial Corp. - Class A	862,910

Trading Companies & Distributors: 0.4%
20,000	MSC Industrial Direct Co., Inc. - Class A	773,800

Trucking: 1.3%
43,400	Genesee & Wyoming, Inc.*	1,313,718
32,762	Old Dominion Freight Line, Inc.*	1,085,077
		2,398,795

Wireless Telecommunications: 2.1%
80,000	Alamosa Holdings, Inc.*	1,284,800
35,350	NII Holdings, Inc. - Class B*	2,631,454
		3,916,254

TOTAL COMMON STOCKS
(cost $115,986,293)		181,422,905

PIC Small Cap Growth Fund

SCHEDULE OF INVESTMENTS at July 31, 2005 (Unaudited)

Shares	Value
MONEY MARKET INVESTMENTS: 1.5%

1,381,558	SEI Daily Income Treasury Fund	$1,381,558
1,381,558	SEI Daily Income Trust Government Fund	1,381,558
		2,763,116
TOTAL MONEY MARKET INVESTMENTS
(cost $2,763,116)		2,763,116

TOTAL INVESTMENTS IN SECURITIES (Cost $118,749,409): 99.5%		184,186,021
Other Assets in Excess of Liabilities: 0.5%		864,698
NET ASSETS: 100.0%		$185,050,719

* Non-income producing security.
# U.S. traded security of a foreign issuer.
ADR - American Depositary Receipt

PIC Flexible Growth Fund

SCHEDULE OF INVESTMENTS at July 31, 2005 (Unaudited)

Shares	Value
COMMON STOCKS: 99.5%

Aerospace & Defense: 1.4%
945	Rockwell Collins, Inc.	$46,116

Air Freight & Couriers: 1.1%
1,830	J.B. Hunt Transport Services, Inc.	35,923

Automobiles & Motorcycles: 1.5%
905	Harley-Davidson, Inc.	48,137

Banks: 1.9%
1,830	Commerce Bancorp, Inc.	62,092

Biotechnology: 7.5%
1,650	Genentech, Inc.*	147,395
2,235	Gilead Sciences, Inc.*	100,150
		247,545

Chemicals: 3.7%
1,070	Monsanto Co.	72,086
1,025	Praxair, Inc.	50,625
		122,711
Commercial Services & Supplies: 1.9%
838	Apollo Group, Inc. - Class A*	62,976

Communications Equipment: 2.1%
1,715	QUALCOMM, Inc.	67,725

Consumer Finance: 6.0%
1,080	Capital One Financial Corp.	89,100
2,070	SLM Corp.	106,584
		195,684

Energy Equipment & Services: 6.0%
1,210	BJ Services Co.	73,798
855	Nabors Industries Ltd.*#	55,960
975	Smith International, Inc.	66,241
		195,999

Food & Drug Retailing: 2.6%
2,760	CVS Corp.	85,643

PIC Flexible Growth Fund

SCHEDULE OF INVESTMENTS at July 31, 2005 (Unaudited)

Shares	Value
Health Care Equipment & Supplies: 10.2%
925	Alcon, Inc.*#	$105,959
3,185	St. Jude Medical, Inc.*	151,001
945	Zimmer Holdings, Inc.*	77,830
		334,790

Health Care Providers & Services: 8.9%
4,230	UnitedHealth Group, Inc.	221,229
980	WellPoint, Inc.*	69,325
		290,554

Hotels, Restaurants & Leisure: 1.9%
1,205	Carnival Corp.#	63,142

Household Durables: 2.4%
850	Pulte Homes, Inc.	79,577

Industrial Conglomerates: 1.6%
1,765	Tyco International Ltd.#	53,780

Internet Software & Services: 4.5%
305	Google, Inc. - Class A*	87,767
1,770	Yahoo!, Inc.*	59,012
		146,779

Investment Banking: 2.0%
610	Goldman Sachs Group, Inc.	65,563

IT Consulting & Services: 4.6%
3,060	Cognizant Technology Solutions Corp. - Class A*	150,185

Machinery: 2.2%
675	ITT Industries, Inc.	71,820

Multiline Retail: 2.2%
1,290	Kohl's Corp.*	72,691

Oil & Gas Consumable Fuels: 1.8%
1,035	Exxon Mobil Corp.	60,806

Pharmaceuticals: 4.2%
2,175	Johnson & Johnson	139,113

Semiconductors: 2.0%
1,510	Broadcom Corp. - Class A*	64,583

PIC Flexible Growth Fund

SCHEDULE OF INVESTMENTS at July 31, 2005 (Unaudited)

Shares	Value
Software: 6.1%
1,660	Cognos, Inc.*#	$64,939
2,440	SAP AG - ADR	104,481
1,350	Symantec Corp.*	29,659
		199,079

Specialty Retail: 3.2%
1,575	Lowe's Companies, Inc.	104,296

Textiles, Apparel & Luxury Goods: 2.0%
1,310	Polo Ralph Lauren Corp. - Class A	64,504

Thrifts & Mortgage Finance: 4.0%
3,650	Countrywide Financial Corp.	131,400

TOTAL COMMON STOCKS
(cost $2,688,759)		3,263,213

MONEY MARKET INVESTMENTS: 2.1%

34,583	SEI Daily Income Treasury Fund	34,583
34,583	SEI Daily Income Trust Government Fund	34,583
		69,166
TOTAL MONEY MARKET INVESTMENTS
(cost $69,166)		69,166

TOTAL INVESTMENTS IN SECURITIES (Cost $2,757,925): 101.6%		3,332,379
Liabilities in Excess of Other Assets: (1.6%)		(53,018)
NET ASSETS: 100.0%		$3,279,361

* Non-income producing security.
# U.S. traded security of a foreign issuer.
ADR - American Depositary Receipt

PIC Select Growth Fund

SCHEDULE OF INVESTMENTS at July 31, 2005 (Unaudited)

Shares	Value
COMMON STOCKS: 99.5%

Automobiles & Motorcycles: 2.3%
7,000	Harley-Davidson, Inc.	$372,330

Biotechnology: 10.0%
11,900	Genentech, Inc.*	1,063,027
13,100	Gilead Sciences, Inc.*	587,011
		1,650,038

Chemicals: 4.7%
6,300	Monsanto Co.	424,431
6,900	Praxair, Inc.	340,791
		765,222

Commercial Services & Supplies: 2.4%
5,200	Apollo Group, Inc. - Class A*	390,780

Communications Equipment: 2.0%
8,100	QUALCOMM, Inc.	319,869

Consumer Finance: 6.3%
6,300	Capital One Financial Corp.	519,750
9,900	SLM Corp.	509,751
		1,029,501

Energy Equipment & Services: 3.9%
10,500	BJ Services Co.	640,395

Food & Drug Retailing: 2.8%
15,000	CVS Corp.	465,450

Health Care Equipment & Supplies: 8.0%
17,100	St. Jude Medical, Inc.*	810,711
6,200	Zimmer Holdings, Inc.*	510,632
		1,321,343

Health Care Providers & Services: 8.8%
21,000	UnitedHealth Group, Inc.	1,098,300
5,000	WellPoint, Inc.*	353,700
		1,452,000

Household Durables: 2.3%
4,100	Pulte Homes, Inc.	383,842

Industrial Conglomerates: 1.3%
6,900	Tyco International Ltd.#	210,243

Internet Catalog Retail: 3.7%
14,500	eBay, Inc.*	605,810

Internet Software & Services: 4.4%
1,500	Google, Inc. - Class A*	431,640
8,700	Yahoo!, Inc.*	290,058
		721,698

PIC Select Growth Fund

SCHEDULE OF INVESTMENTS at July 31, 2005 (Unaudited)

Shares	Value
Investment Banking: 2.8%
4,300	Goldman Sachs Group, Inc.	$462,164

IT Consulting & Services: 4.7%
15,900	Cognizant Technology Solutions Corp.- Class A*	780,372

Multiline Retail: 4.2%
12,300	Kohl's Corp.*	693,105

Oil & Gas Consumable Fuels: 1.8%
5,100	Exxon Mobil Corp.	299,625

Pharmaceuticals: 4.2%
10,800	Johnson & Johnson	690,768

Semiconductors: 4.3%
9,100	Broadcom Corp.- Class A*	389,207
7,400	Maxim Integrated Products, Inc.	309,838
		699,045

Software: 4.6%
14,100	SAP AG - ADR	603,762
7,100	Symantec Corp.*	155,987
		759,749

Specialty Retail: 4.4%
10,800	Lowe's Companies, Inc.	715,176

Thrifts & Mortgage Finance: 5.6%
25,698	Countrywide Financial Corp.	925,128

TOTAL COMMON STOCKS
(cost $13,282,468)		16,353,653

MONEY MARKET INVESTMENTS: 1.0%

79,561	SEI Daily Income Treasury Fund	79,561
79,561	SEI Daily Income Trust Government Fund	79,561
		159,122
TOTAL MONEY MARKET INVESTMENTS
(cost $159,122)		159,122

TOTAL INVESTMENTS IN SECURITIES (Cost $13,441,590): 100.5%		16,512,775
Liabilities in Excess of Other Assets: (0.5%)		(73,602)
NET ASSETS: 100.0%		$16,439,173

* Non-income producing security.
# U.S. traded security of a foreign issuer.
ADR - American Depositary Receipt

For certain federal income tax information, as well as other information regarding securities valuation and other significant accounting policies, please refer to the footnotes to the Funds’ most recent semi-annual or annual report.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Advisors Series Trust

By (Signature and Title) /s/Eric M. Banhazl
Eric M. Banhazl, President

Date  09/26/05

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Eric M. Banhazl
Eric M. Banhazl, President

Date  09/26/05

By (Signature and Title)*  /s/Douglas G. Hess
Douglas G. Hess, Treasurer

Date  09/27/05

* Print the name and title of each signing officer under his or her signature.